Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of property plant and equipment by class of assets

	Land, buildings and improvement	Equipment and other assets (1)	Assets under construction (2)	Exploration and development costs (3)	Right-of-use assets	Total
Balance at December 31, 2022	2,538	55,147	14,838	38,434	19,212	130,169
Cost	4,343	105,429	23,938	67,581	29,670	230,961
Accumulated depreciation and impairment (4)	(1,805)	(50,282)	(9,100)	(29,147)	(10,458)	(100,792)
Additions	−	229	4,653	2	7,304	12,188
Decommissioning costs - Additions to / review of estimates	−	−	−	6	−	6
Capitalized borrowing costs	−	−	583	−	−	583
Signature Bonuses Transfers (5)	−	−	−	6	−	6
Write-offs	−	(181)	(17)	(35)	(151)	(384)
Transfers (6)	44	1,232	(1,344)	848	1	781
Transfers to assets held for sale	(16)	(52)	(7)	(25)	−	(100)
Depreciation, amortization and depletion	(42)	(2,372)	−	(2,207)	(2,524)	(7,145)
Impairment recognition	−	(180)	(266)	(1)	−	(447)
Impairment reversal	1	14	−	−	28	43
Translation adjustment	210	4,474	1,453	3,068	1,727	10,932
Balance at June 30, 2023	2,735	58,311	19,893	40,096	25,597	146,632
Cost	4,696	115,136	29,432	73,661	38,756	261,681
Accumulated depreciation and impairment (4)	(1,961)	(56,825)	(9,539)	(33,565)	(13,159)	(115,049)

Balance at December 31, 2021	2,383	53,126	16,922	35,847	17,052	125,330
Cost	4,080	98,085	25,954	61,906	26,382	216,407
Accumulated depreciation and impairment (4)	(1,697)	(44,959)	(9,032)	(26,059)	(9,330)	(91,077)
Additions	−	442	3,209	9	3,255	6,915
Decommissioning costs - Additions to / review of estimates	−	−	−	11	−	11
Capitalized borrowing costs	−	−	530	−	−	530
Signature Bonuses Transfers (5)	−	−	−	840	−	840
Write-offs	−	(723)	(963)	(614)	(1,389)	(3,689)
Transfers (6)	65	1,706	(4,095)	2,411	−	87
Transfers to assets held for sale	(13)	(1,857)	(343)	(1,248)	(8)	(3,469)
Depreciation, amortization and depletion	(44)	(2,369)	−	(2,680)	(2,268)	(7,361)
Impairment recognition	−	(48)	(18)	(42)	−	(108)
Impairment reversal	−	12	2	11	−	25
Translation adjustment	152	3,661	1,062	2,369	1,064	8,308
Balance at June 30, 2022	2,543	53,950	16,306	36,914	17,706	127,419
Cost	4,308	102,174	25,582	64,420	27,971	224,455
Accumulated depreciation and impairment (4)	(1,765)	(48,224)	(9,276)	(27,506)	(10,265)	(97,036)

(1)	It is composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
(2)	See note 8 for assets under construction by operating segment.
(3)	It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas (oil and gas production properties).
(4)	In the case of land and assets under construction, it refers only to impairment losses.
(5)	Transfers from intangible assets. In 2023, it refers to the declaration of commerciality of the Manjuba field. In 2022, it relates to Sépia and Atapu.
(6)	It includes mainly transfers between classes of assets and transfers from advances to suppliers.

Schedule of useful life of assets

Asset	Weighted average useful life in years
Buildings and improvement	40 (between 25 and 50)
Equipment and other assets	20 (3 to 31) - except assets by the units of production method
Exploration and development costs	Units of production method
Right-of-use	8 (between 2 and 47)

Schedule of asset and readjustment on accumulated depreciation and impairment

	Platforms	Vessels	Properties	Total
Balance at June 30, 2023	14,878	8,659	2,060	25,597
Cost	19,334	16,713	2,709	38,756
Accumulated depreciation and impairment	(4,456)	(8,054)	(649)	(13,159)
Balance at December 31, 2022	9,211	8,254	1,747	19,212
Cost	12,604	14,788	2,278	29,670
Accumulated depreciation and impairment	(3,393)	(6,534)	(531)	(10,458)

Schedule of reimbursements payable

	Jan-Jun/2023	Jan-Jun/2022
Opening balance	407	364
Additions/(Write-offs) on PP&E	5	(37)
Other income and expenses	23	12
Translation adjustments	35	22
Closing balance	470	361